Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation [Abstract]
Schedule of income tax provision
	For the years ended December 31,
	2020	2021	2022
Current income tax expenses	$-	$17,687	$2
Deferred income tax (benefits) expenses	(235,854)	534,668	660,653
Total income tax (benefits) expenses	$(235,854)	$552,355	$660,655

Schedule of a reconciliation between the group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate
	For the years ended December 31,
	2020	2021	2022
(Loss)/income before income tax	$(7,291,896)	$3,917,357	$(5,344,659)
(Loss)/Income tax expense at statutory tax rate	(1,822,974)	979,339	(1,336,164)
Additional deduction for R&D expenses	(343,193)	(1,005,733)	(1,087,622)
Investment loss	51,874	39,158	35,795
Non-deductible expenses	33,392	41,679	278,277
Tax effect of tax rate in a different jurisdiction	13,058	134,570	51,119
Effect of preferential tax rates	157,236	(356,448)	5,259
Deferred tax effect of tax rate change	-	-	538,660
Change in valuation allowance	459,885	719,790	1,697,503
Write-off of NOL	1,214,868	-	477,828
Income tax (benefit) expense	$(235,854)	$552,355	$660,655

Schedule of significant components of net deferred tax assets
	As of December 31,
	2021	2022
Deferred tax assets:
Tax losses	$6,239,757	$4,475,379
Allowance for doubtful accounts	773,701	1,053,028
Accrued expenses	257,966	716,673
Impairment	310,430	301,150
Non-deductible education expense	818	756
Lease liabilities	191,758	112,203
Amortization of intangible assets	-	972,696
Valuation allowance	(2,685,373)	(3,611,707)
Total deferred tax assets	$5,089,057	$4,020,178
Deferred tax liabilities:
Right-of-use assets	(182,770)	(131,604)
Deferred tax assets, net	$4,906,287	$3,888,574

Schedule of changes in valuation allowance
	As of December 31,
	2021	2022
Balance at the beginning of the year	$1,911,048	$2,685,373
Current year addition	810,159	1,723,347
Current year reduction	(90,370)	(25,844)
Deferred tax effect of tax rate change	-	(538,660)
Exchange rate effect	54,536	(232,509)
Balance at the end of the year	$2,685,373	$3,611,707

Schedule of net operating loss carryforwards
2023	$322,766
2024	897,460
2025	380,244
2026	407,436
2027	913,779
Thereafter	21,417,987
Total	$24,339,672

Schedule of net operating loss from HK will carry forward indefinitely
Net operating loss carryforwards indefinitely	3,858,436
Total	$3,858,436